Share Capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [text block] [Abstract]
Share capital
22.	Share capital

Issued and fully paid share capital

	2021	2020	2019
	Number ’000	Number ’000	Number ’000	2021 £’000	2020 £’000	2019 £’000

Ordinary shares of £0.0000000167 each	-	62,604	61,250	-	-	-
Series A shares of £0.0000000167 each	-	30,250	30,250	-	-	-
Series B shares of £0.0000000167 each	-	29,412	29,412	-	-	-
Series C shares of £0.0000000167 each	-	31,679	-	-	-	-
Series D shares of £0.0000000167 each	-	22,501	-	-	-	-
Class A ordinary shares of $0.0001 per share	112,010	-	-	8	-	-
Class C ordinary shares of $0.0001 per share	640,924	-	-	47	-	-
	752,934	176,446	120,912	55	-	-

All classes of share presented above carry one vote per share and equal rights to dividends. On February 26, 2022, the Class C Shares automatically converted into Class A Shares on a one-for-one basis in accordance with the Articles.

	Share capital	Share premium	Merger reserve
	£’000	£’000	£’000

At December 31, 2019	-	81,500	-

Series C share issuance	-	99,750	-
Group restructuring	-	(181,250)	181,250
Series C extension	-	25,250	-
Acquisition of subsidiary	-	8,999	-
Series D share issuance	-	231,634	-
Other share issuances	-	237	-

At December 31, 2020	-	266,120	181,250

Acquisition of subsidiaries[1]	-	5,365	65,348
Warrants exercised	-	11,967	-
Recapitalization at the Transaction
- Group restructuring	49	70,086	174,236
- PIPE share issuance	6	583,936	-
- Transaction costs	-	(34,888)	-

At December 31, 2021	55	902,586	420,834

[1]	Prior to the Transaction, the merger relief section of the Companies Act 2006 required that the difference between the nominal value and issued value of the shares issued for the acquisitions of Drover, SFS and Cluno should be credited to the merger reserve in equity. After the Transaction, the Group prepares its financial statements in accordance with the requirements of the Companies Act (As Revised) of the Cayman Islands and the difference between the nominal value and issued value of the shares issued for the acquisition of Swipcar was credited to share premium.

On March 23, 2020 the Group completed its Series C funding round initially raising £99.8 million followed by an extension to the funding round on June 23, 2020 raising an additional £25.2 million. The Series C share issue was partially settled by an £8.0 million media advertising and marketing commitment.

On June 10, 2020 Group was subject to a restructuring where Cazoo Holdings Limited was inserted at the top of the Group as a new parent company resulting in a merger reserve.

On July 15, 2020 the acquisition of Imperial was partially settled through the issuance of £9.0 million of shares.

On October 1, 2020 the Group completed its Series D funding round raising £231.6 million. The equity raised included a deduction of £7.4m in relation to fund raising costs incurred.

On January 25, 2021 the acquisition of Drover was partially settled through the issuance of £33.3 million of Cazoo Holdings Limited shares, as set out in Note 13.

On February 11, 2021 the acquisition of Smart Fleet was partially settled through the issuance of £1.0 million of Cazoo Holdings Limited shares, as set out in Note 13.

On February 23, 2021 the acquisition of Cluno was partially settled through the issuance of £31.0 million of Cazoo Holdings Limited shares, as set out in Note 13.

In August 2021 £12.0 million of warrants from the acquisition of Drover were exercised prior to the closing of the Transaction.

On August 26, 2021 the Group closed the Transaction, as set out in Note 1. The Group was subject to a recapitalization to reflect the capital structure of Cazoo Group Ltd resulting in an increase to the merger reserve of £174.2 million. The Transaction resulted in an increase in share premium of £619.1 million. Transactions cost directly attributable to the primary issue of £34.9 million were netted against share premium.

On November 16, 2021 the acquisition of Swipcar was partially settled through the issuance of £5.4 million of shares, as set out in Note 13.